Goodwill and Intangible Assets - Intangible Assets (Q3) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, impairment loss	$ 0
Accumulated goodwill impairment losses		$ 0		$ 0
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		12,820,000		12,820,000		$ 19,510,000	$ 28,274,000
Accumulated Amortization		(4,794,000)		(4,794,000)		(9,976,000)	(16,514,000)
Total		8,026,000		8,026,000		9,534,000	11,760,000
Amortization of intangible assets		400,000	$ 600,000	1,500,000	$ 1,700,000	2,226,000	3,214,000	$ 3,919,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		9,690,000		9,690,000		16,350,000	21,340,000
Accumulated Amortization		(3,118,000)		(3,118,000)		(8,698,000)	(12,037,000)
Total		6,572,000		6,572,000		7,652,000	9,303,000
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		1,430,000		1,430,000		1,460,000	1,860,000
Accumulated Amortization		(845,000)		(845,000)		(660,000)	(768,000)
Total		585,000		585,000		800,000	1,092,000
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		160,000		160,000		160,000	350,000
Accumulated Amortization		(67,000)		(67,000)		(47,000)	(210,000)
Total		93,000		93,000		113,000	140,000
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		1,540,000		1,540,000		1,540,000	4,724,000
Accumulated Amortization		(764,000)		(764,000)		(571,000)	(3,499,000)
Total		$ 776,000		$ 776,000		$ 969,000	$ 1,225,000